Key Management Personnel Disclosures (Tables)	12 Months Ended
Dec. 31, 2022
Key Management Personnel Disclosures [Abstract]
Schedule of aggregate compensation made to directors and other members of key management personnel
	Consolidated		Consolidated
	2022	2021	2022
	AUD$	AUD$	$

Short-term employee benefits	821,414	647,248	558,026
Post-employment benefits	294,171	157,798	199,844
Israel deferred payments	653,768	-	444,136
Share-based payments	93,036	46,518	63,204

	1,862,389	851,564	1,265,210